Popular ABS Mortgage Pass-Through Trust, Series 2006-B September 25, 2006	Page 1 of 9

Table of Contents

Distribution Report	2

Factor Report	2

Delinquency Group Total Report	6

Foreclosure Group Total Report	7

REO Group Total Report	7

IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE ADMINISTRATOR LISTED BELOW:
Nayades Ortega
JPMorgan Chase Bank, N.A. - Structured Finance Services
4 New York Plaza, Floor 6
New York, New York 10004
Tel: (212) 623-0613
Email: nayades.x.ortega@jpmorgan.com

Popular ABS Mortgage Pass-Through Trust, Series 2006-B September 25, 2006	Page 2 of 9

DISTRIBUTION IN DOLLARS
CLASS	ORIGINAL FACE VALUE	BEGINNING PRINCIPAL BALANCE	PRINCIPAL	INTEREST	TOTAL	REALIZED LOSSES	DEFERRED INTEREST	ENDING PRINCIPAL BALANCE
A1	152,679,000.00	120,200,536.04	9,304,373.41	559,385.85	9,863,759.26	0.00	0.00	110,896,162.63
A2	52,396,000.00	52,396,000.00	0.00	247,899.71	247,899.71	0.00	0.00	52,396,000.00
A3	43,745,000.00	43,745,000.00	0.00	211,113.10	211,113.10	0.00	0.00	43,745,000.00
M1	23,659,000.00	23,659,000.00	0.00	115,808.03	115,808.03	0.00	0.00	23,659,000.00
M2	18,026,000.00	18,026,000.00	0.00	90,408.29	90,408.29	0.00	0.00	18,026,000.00
M3	4,989,000.00	4,989,000.00	0.00	25,236.83	25,236.83	0.00	0.00	4,989,000.00
M4	4,667,000.00	4,667,000.00	0.00	25,617.39	25,617.39	0.00	0.00	4,667,000.00
M5	4,185,000.00	4,185,000.00	0.00	23,512.23	23,512.23	0.00	0.00	4,185,000.00
M6	2,897,000.00	2,897,000.00	0.00	18,770.61	18,770.61	0.00	0.00	2,897,000.00
B1	3,058,000.00	3,058,000.00	0.00	19,945.45	19,945.45	0.00	0.00	3,058,000.00
B2	4,185,000.00	4,185,000.00	0.00	27,296.17	27,296.17	0.00	0.00	4,185,000.00
B3	7,402,000.00	6,038,382.69	449,870.02	39,384.64	489,254.66	0.00	0.00	5,588,512.67
R	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
TOTALS	321,888,000.00	288,045,918.73	9,754,243.43	1,404,378.30	11,158,621.73	0.00	0.00	278,291,675.30
X	321,895,820.95	291,019,015.14	0.00	124,352.02	124,352.02	0.00	0.00	281,714,641.73

FACTOR INFORMATION PER $1000 OF ORIGINAL FACE
CLASS	CUSIP	BEGINNING PRINCIPAL	PRINCIPAL	INTEREST	TOTAL	ENDING PRINCIPAL	CURRENT PASS- THRU RATE
A1	73316PKF6	787.27615481	60.94075420	3.66380347	64.60455767	726.33540061	5.404380%
A2	73316PKG4	1,000.00000000	0.00000000	4.73127166	4.73127166	1,000.00000000	5.494380%
A3	73316PKH2	1,000.00000000	0.00000000	4.82599383	4.82599383	1,000.00000000	5.604380%
M1	73316PKJ8	1,000.00000000	0.00000000	4.89488271	4.89488271	1,000.00000000	5.684380%
M2	73316PKK5	1,000.00000000	0.00000000	5.01543826	5.01543826	1,000.00000000	5.824380%
M3	73316PKL3	1,000.00000000	0.00000000	5.05849469	5.05849469	1,000.00000000	5.874380%
M4	73316PKM1	1,000.00000000	0.00000000	5.48904864	5.48904864	1,000.00000000	6.374380%
M5	73316PKN9	1,000.00000000	0.00000000	5.61821505	5.61821505	1,000.00000000	6.524380%
M6	73316PKP4	1,000.00000000	0.00000000	6.47932689	6.47932689	1,000.00000000	7.524380%
B1	73316PKQ2	1,000.00000000	0.00000000	6.52238391	6.52238391	1,000.00000000	7.574380%
B2	73316PKR0	1,000.00000000	0.00000000	6.52238232	6.52238232	1,000.00000000	7.574380%
B3	73316PKS8	815.77718049	60.77681978	5.32081059	66.09763037	755.00036071	7.574380%

Copyright 2005 J.P. Morgan Chase & Co. All rights reserved.

Popular ABS Mortgage Pass-Through Trust, Series 2006-B September 25, 2006	Page 3 of 9

FACTOR INFORMATION PER $1000 OF ORIGINAL FACE
CLASS	CUSIP	BEGINNING PRINCIPAL	PRINCIPAL	INTEREST	TOTAL	ENDING PRINCIPAL	CURRENT PASS- THRU RATE
TOTALS		894.86379961	30.30322171	4.36294084	34.66616255	864.56057790
X	N/A	904.07826446	0.00000000	0.38631138	0.38631138	875.17334304	0.512758%

Copyright 2005 J.P. Morgan Chase & Co. All rights reserved.

Popular ABS Mortgage Pass-Through Trust, Series 2006-B September 25, 2006	Page 4 of 9

Sec. 4.03(a)(i)	Dates

	Record Date	09/22/06
	Determination Date	09/21/06
	Distribution Date	09/25/06

Sec. 4.03(a)(ii)	Funds Allocable to Certificate Principal

	Scheduled Principal	157,158.74
	Curtailments	10,284.56
	Prepayments	9,136,930.11
	Repurchases	0.00
	Liquidation Proceeds	0.00

	Extra Principal Distribution Amount	0.00

Sec. 4.03 (a)(iii)	Interest Distribution Amounts

	Interest Distribution - A-1	559,385.85
	Unpaid Interest - A-1	0.00
	Remaining Unpaid Interest - A-1	0.00

	Interest Distribution - A-2	247,899.71
	Unpaid Interest - A-2	0.00
	Remaining Unpaid Interest - A-2	0.00

	Interest Distribution - A-3	211,113.10
	Unpaid Interest - A-3	0.00
	Remaining Unpaid Interest - A-3	0.00

	Interest Distribution - M-1	115,808.03
	Unpaid Interest - M-1	0.00
	Remaining Unpaid Interest - M-1	0.00

	Interest Distribution - M-2	90,408.29
	Unpaid Interest - M-2	0.00
	Remaining Unpaid Interest - M-2	0.00

	Interest Distribution - M-3	25,236.83
	Unpaid Interest - M-3	0.00
	Remaining Unpaid Interest - M-3	0.00

	Interest Distribution - M-4	25,617.39
	Unpaid Interest - M-4	0.00
	Remaining Unpaid Interest - M-4	0.00

	Interest Distribution - M-5	23,512.23

Copyright 2005 J.P. Morgan Chase & Co. All rights reserved.

Popular ABS Mortgage Pass-Through Trust, Series 2006-B September 25, 2006	Page 5 of 9

	Unpaid Interest - M-5	0.00
	Remaining Unpaid Interest - M-5	0.00

	Interest Distribution - M-6	18,770.61
	Unpaid Interest - M-6	0.00
	Remaining Unpaid Interest - M-6	0.00

	Interest Distribution - B-1	19,945.45
	Unpaid Interest - B-1	0.00
	Remaining Unpaid Interest - B-1	0.00

	Interest Distribution - B-2	27,296.17
	Unpaid Interest - B-2	0.00
	Remaining Unpaid Interest - B-2	0.00

	Interest Distribution - B-3	39,384.64
	Unpaid Interest - B-3	0.00
	Remaining Unpaid Interest - B-3	0.00

	Interest Reductions

	Net Prepayment Interest Shortfalls	0.00
	Relief Act Reductions	0.00

	Class A-1 Interest Reduction	0.00
	Class A-2 Interest Reduction	0.00
	Class A-3 Interest Reduction	0.00
	Class M-1 Interest Reduction	0.00
	Class M-2 Interest Reduction	0.00
	Class M-3 Interest Reduction	0.00
	Class M-4 Interest Reduction	0.00
	Class M-5 Interest Reduction	0.00
	Class M-6 Interest Reduction	0.00
	Class B-1 Interest Reduction	0.00
	Class B-2 Interest Reduction	0.00
	Class B-3 Interest Reduction	0.00

Sec. 4.03(a)(iv)	Available Funds Shortfall

	Class A-1 Available Funds Shortfall	0.00
	Class A-2 Available Funds Shortfall	0.00
	Class A-3 Available Funds Shortfall	0.00
	Class M-1 Available Funds Shortfall	0.00
	Class M-2 Available Funds Shortfall	0.00
	Class M-3 Available Funds Shortfall	0.00
	Class M-4 Available Funds Shortfall	0.00
	Class M-5 Available Funds Shortfall	0.00
	Class M-6 Available Funds Shortfall	0.00

Copyright 2005 J.P. Morgan Chase & Co. All rights reserved.

Popular ABS Mortgage Pass-Through Trust, Series 2006-B September 25, 2006	Page 6 of 9

	Class B-1 Available Funds Shortfall	0.00
	Class B-2 Available Funds Shortfall	0.00
	Class B-3 Available Funds Shortfall	0.00

Sec. 4.03(a)(vi)	Pool Principal Balances

	Beginning Pool Balance	291,019,015.14
	Ending Pool Balance	281,714,641.73
	Beginning Loan Count	1,581.00
	Ending Loan Count	1,536.00

Sec. 4.03(a)(vii)	Servicing Fee

	Servicing Fee	121,257.92

Sec. 4.03(a)(ix)	Delinquency Advances

	Delinquency Advances Included in Current Distribution	0.00
	Recouped Advances Included in Current Distribution	2,373,673.27
	Recouped Advances From Liquidations	0.00
	Aggregate Amount of Advances Outstanding	0.00

Sec. 4.03(a)(x)	Trustee Fee

	Trustee Fee	4,850.32

Section 4.03(a)(xi) A	Delinquencies

Delinquency Group Total Report
Group Totals
Period	Number	Principal Balance	Percentage
0-30 days	162	29,386,779.34	10.43%
31-60 days	40	6,958,058.27	2.47%
61-90 days	16	3,245,051.93	1.15%
91+days	2	445,708.11	0.16%
Total	220	40,035,597.65	14.21%

Copyright 2005 J.P. Morgan Chase & Co. All rights reserved.

Popular ABS Mortgage Pass-Through Trust, Series 2006-B September 25, 2006	Page 7 of 9

Sec. 4.03 (a)(xi) B	Loans in Foreclosure

Foreclosure Group Total Report
Number of Loans	Principal Balance	Percentage
29	5,780,496.55	2.05%

Sec. 4.03(a)(xii),(xiii)	Loans in REO

REO Group Total Report
Number of Loans	Principal Balance	Percentage
0	0.00	0.00%

	Market Value of REO Loans	0.00

Sec. 4.03(a)(xiv)	Aggregate Stated Principal Balance of the Three Largest Loans

	Three Largest Loans	2,552,586.39

Sec. 4.03(a)(xv)	Net WAC Cap Carryover

	Class A-1 Net WAC Cap Carryover Amounts Due	0.00
	Class A-1 Net WAC Cap Carryover Amounts Paid	0.00
	Class A-1 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class A-2 Net WAC Cap Carryover Amounts Due	0.00
	Class A-2 Net WAC Cap Carryover Amounts Paid	0.00
	Class A-2 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class A-3 Net WAC Cap Carryover Amounts Due	0.00
	Class A-3 Net WAC Cap Carryover Amounts Paid	0.00
	Class A-3 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class A-4 Net WAC Cap Carryover Amounts Paid	0.00
	Class M-1 Net WAC Cap Carryover Amounts Due	0.00
	Class M-1 Net WAC Cap Carryover Amounts Paid	0.00
	Class M-1 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class M-2 Net WAC Cap Carryover Amounts Due	0.00
	Class M-2 Net WAC Cap Carryover Amounts Paid	0.00
	Class M-2 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class M-3 Net WAC Cap Carryover Amounts Due	0.00
	Class M-3 Net WAC Cap Carryover Amounts Paid	0.00
	Class M-3 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class M-4 Net WAC Cap Carryover Amounts Due	0.00
	Class M-4 Net WAC Cap Carryover Amounts Paid	0.00
	Class M-4 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class M-5 Net WAC Cap Carryover Amounts Due	0.00

Copyright 2005 J.P. Morgan Chase & Co. All rights reserved.

Popular ABS Mortgage Pass-Through Trust, Series 2006-B September 25, 2006	Page 8 of 9

	Class M-5 Net WAC Cap Carryover Amounts Paid	0.00
	Class M-5 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class M-6 Net WAC Cap Carryover Amounts Due	336.57
	Class M-6 Net WAC Cap Carryover Amounts Paid	336.57
	Class M-6 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class B-1 Net WAC Cap Carryover Amounts Due	486.95
	Class B-1 Net WAC Cap Carryover Amounts Paid	486.95
	Class B-1 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class B-2 Net WAC Cap Carryover Amounts Due	666.40
	Class B-2 Net WAC Cap Carryover Amounts Paid	666.40
	Class B-2 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class B-3 Net WAC Cap Carryover Amounts Due	961.52
	Class B-3 Net WAC Cap Carryover Amounts Paid	961.52
	Class B-3 Net WAC Cap Carryover Remaining Amounts Due	0.00

Sec. 4.03(a)(xvi)	Aggregate Principal Balance of Balloon Loans with Original Terms <= 36 Months and 60+ Contractually Past Due

	Aggregate Principal Balance of Balloon Loans	7,151,346.91

Sec. 4.03 (a)(xvii),(xxiv)	Realized Losses

	Current Period Realized Losses	0.00
	Cumulative Realized Losses	0.00

Sec. 4.03 (a)(xviii)	Reserve Funds

	Beginning Balance of Cap Reserve Fund	0.00
	Funds Deposited to Cap Reserve Fund	126,801.33
	Funds Withdrawn From Cap Reserve Fund For Distribution	126,801.33
	Ending Balance of Cap Reserve Fund	0.00

Sec. 4.03 (a)(xix)	Number of Loans Repurchased

	Number of Loans Repurchased	0.00

Sec. 4.03 (a)(xx)	Weighted Average Mortgage Rate of Outstanding Loans (as of first day of related Due Period)

	Weighted Average Mortgage Rate	8.16%

Sec. 4.03 (a)(xxi)	Weighted Average Remaining Term of Outstanding Loans

	Weighted Average Remaining Term	364.00

Sec. 4.03 (a)(xxii),(xxiii),(xxv)	Overcollateralization Amounts

	Overcollateralization Amount	3,422,966.43
	Overcollateralization Target Amount	3,422,966.43
	Overcollateralization Release Amount	0.00

Copyright 2005 J.P. Morgan Chase & Co. All rights reserved.

Popular ABS Mortgage Pass-Through Trust, Series 2006-B September 25, 2006	Page 9 of 9

	Overcollateralization Deficiency Amount	0.00

Sec. 4.03 (a)(xxvi)	Trigger Events

	Has a Trigger Event Occurred and is continuing?	NO
	Cumulative Realized Losses as a percentage of the Cut-off Date Pool Balance	0.00%

Sec. 4.03 (a)(xxvii)	60+ Day Delinquent Loans

	60+ Day Delinquent Loans as a percentage of the current Pool Balance	3.36%
	Six month rolling average of 60+ Day Delinquent Loans	0.01%

Sec. 4.03 (a)(xxviii)	Final Maturity Reserve Fund

	Beginning Balance of Final Maturity Reserve Fund	0.00
	Funds Withdrawn From Final Maturity Reserve Fund For Distribution	0.00
	Funds Deposited to Final Maturity Reserve Fund	0.00
	Ending Balance of Final Maturity Reserve Fund	0.00

Sec. 4.03 (a)(xxix),(xxx)	Recoveries

	Amount of Recoveries collected during Current Period	0.00
	Cumulative Recoveries	0.00

Sec. 4.03 (a)(xxxiii)	Has the Stepdown Date occurred?	NO
	Has the Optional Termination Date occurred?	NO

Sec. 4.03 (a)(xxxiv)	Senior Enhancement Percentage

	Senior Enhancement Percentage	26.51%
	Senior Specified Enhancement Percentage	46.40%

Copyright 2005 J.P. Morgan Chase & Co. All rights reserved.